SA Global Index Allocation 75-25 Portfolio Expense Example - SA Global Index Allocation 75-25 Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	724
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	$ 1,023